Sale of vessels (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Capital Leased Assets
The net loss on disposal of the vessels for the year ended December 31, 2016 is calculated as follows:

	Centurion	Calypso	Capella	Total
Sales proceeds	15,700,000	19,150,000	19,350,000	54,200,000
Net book value of vessels	(18,222,109)	(18,783,238)	(18,253,669)	(55,259,016)
Sales related costs	(531,001)	(273,458)	(228,210)	(1,032,669)
Lease termination costs and related finance fees	—	(254,731)	(254,732)	(509,463)
Net (loss)/gain	(3,053,110)	(161,427)	613,389	(2,601,148)

Sea trader [Member]
Schedule of Capital Leased Assets
The net loss on the vessel held for sale for the year ended December 31, 2018 is calculated as follows:

Seatrader
Sales proceeds	8,250,000
Net book value of vessel	(14,444,217)
Sales related costs	(165,000)
Lease termination costs and related finance fees	(1,596)
Net loss on vessel held for sale	(6,360,813)